INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of joint ventures [abstract]
Schedule of NPI Summarized Financial Information
	As of June, 30, 2021	As of December 31, 2020
	Unaudited	Audited
	U.S. dollars (in thousands)

Current assets	20,025	11,388
Non-current assets	1,419	1,597
Current liabilities	(20,851)	(12,091)
Non-current liabilities	(2,880)	(2,910)
Net assets (100%)	(2,287)	(2,016)
Net assets (50%)	(1,144)	(1,008)
Adjustments	43	(17)
Company share of net assets (liabilities) (50%)	(1,101)	(1,025)
	For the Six-month period ended June 30,
	2021	2020
	Unaudited
	U.S. dollars (in thousands)

Revenues	31,695	4,888
Distribution expenses	21,512	6,085
Selling, general and marketing expenses	406	373
Depreciation and amortization	313	307
Finance expenses	45	11
Net and total profit (loss) (100%)	9,419	(1,888)
Net and total profit (loss) (50%)	4,710	(944)
Adjustments	1,813	268
Share in profits (losses) of NPI	6,523	(676)
Funding of (proceeds from) NPI	(6,599)	91

	As of December 31,
	2020	2019
	U.S. dollars (in thousands)

Current assets	11,388	3,211
Non-current assets	1,597	2,025
Current liabilities	(12,091)	(3,214)
Non-current liabilities	(2,910)	(631)
Net assets (liabilities) (100%)	(2,016)	1,391
Net assets (liabilities) (50%)	(1,008)	696
Adjustments	(17)	(93)
Company share of Joint Venture net assets (liabilities)	(1,025)	603

	For the year ended December 31,
	2020	2019	2018
	U.S. dollars (in thousands)

Revenues	18,032	3,740	1,127
Distribution expenses	16,116	10,480	4,447
Selling, general and marketing expenses	776	1,067	293
Depreciation	405	335	224
Net and total profit (loss) (100%)	735	(8,142)	(3,837)
Net and total profit (loss) (50%)	367	(4,071)	(1,919)
Adjustments	1,026	147	21
Share in profits (losses) of NPI	1,393	(3,924)	(1,898)
Funding of (proceeds from) NPI	(3,021)	4,214	2,149

Schedule Of Joint Operation Revenues Operating Expenses
	For the Six-month period ended June 30,
	2021	2020
	Unaudited
	U.S. dollars (in thousands)

Revenues (100%)	24,196	22,585
Total operating expenses (100%)	(13,585)	(9,900)

	For the year ended December 31,
	2020	2019	2018
	U.S. dollars (in thousands)

Revenues (100%)	49,779	24,665	20,675
Total operating expenses (100%)	(22,021)	(14,264)	(13,361)